Leases - Schedule of Right-of-use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance - right of use assets	$ 143	$ 171
Changes in right-of-use assets [abstract]
Depreciation	(48)	(41)
Additions	43	18
Acquisition through business combination	1
Derecognition		(3)
Effects of movement in exchange rates	(1)	(2)
Ending balance - right of use assets	138	143	$ 171
Amounts recognized in profit or loss
Interest on lease liabilities	12	13	13
Property
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance - right of use assets	119	138
Changes in right-of-use assets [abstract]
Depreciation	(29)	(26)
Additions	17	11
Acquisition through business combination	1
Derecognition		(3)
Effects of movement in exchange rates		(1)
Ending balance - right of use assets	108	119	138
Motor vehicles
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance - right of use assets	24	33
Changes in right-of-use assets [abstract]
Depreciation	(19)	(15)
Additions	26	7
Acquisition through business combination	0
Derecognition	0	0
Effects of movement in exchange rates	(1)	(1)
Ending balance - right of use assets	$ 30	$ 24	$ 33